Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company is providing the following information for “Compensation Actually Paid,” as calculated per SEC disclosure rules, and the Company’s financial performance against specific performance metrics for each of the last five completed calendar years. The table below summarizes “Compensation Actually Paid” to Mr. Wehmer, the Company’s former Principal Executive Officer (“PEO”), “Compensation Actually Paid” to Mr. Crane, the Company’s current PEO, and the average “Compensation Actually Paid” to our NEOs other than Mr. Wehmer and Mr. Crane. In determining the “Compensation Actually Paid,” we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years as the valuations methods for this section differ from those required in the Summary Compensation Table, primarily as it relates to equity valuations. Under the Summary Compensation Table rules, equity awards are reflected as compensation in the year of grant based on the full grant date fair value, whereas equity awards are reported as “Compensation Actually Paid” during the vesting period and are impacted by changes in the Company’s stock price through the vesting date. Similar to the Summary Compensation Table, “Compensation Actually Paid” includes the value of equity awards as compensation prior to vesting and, thus, such compensation may never be realized by the NEOs if the underlying vesting conditions are not satisfied.
Year(1)	Summary Compensation Table Total PEO — Mr. Crane(2) ($)	Compensation Actually Paid to PEO — Mr. Crane(3) ($)	Summary Compensation Table Total PEO — Mr. Wehmer(2) ($)	Compensation Actually Paid to PEO — Mr. Wehmer(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On(4):		Net Income ($ in millions)	Adjusted EPS(6) ($)
							Wintrust TSR ($)	Peer Group TSR(5) ($)
2025	7,037,919	9,079,415			2,883,470	3,320,115	249.22	216.97	824	16.92
2024	6,082,951	9,039,311			2,733,850	4,106,924	218.75	168.35	695	14.81
2023	4,893,480	4,980,483	3,600,802	4,822,614	2,058,687	2,257,999	159.87	125.02	623	14.78
2022			7,542,089	8,359,216	2,350,417	2,507,670	142.73	113.60	510	12.63
2021			7,140,312	9,915,585	2,066,281	2,621,076	151.10	137.31	466	9.64
(1)
Mr. Wehmer served as the Company’s sole PEO in years 2021 – 2022 and the Company’s other NEOs for years 2021 – 2022 are Messrs. Dykstra, Murphy, Crane and Stoehr. Mr. Wehmer and Mr. Crane each served as the Company’s PEO in 2023 for the time periods as reported above, and the Company’s other NEOs for 2023 are Messrs. Dykstra, Murphy, Stoehr and Ms. Boege. Mr. Crane served as the Company’s sole PEO in 2024 and 2025, and the Company’s other NEOs for 2024 and 2025 are Messrs. Wehmer, Dykstra, Murphy and Stoehr.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable years for Mr. Crane and Mr. Wehmer and (ii) the average of the total compensation reported in the Summary Compensation Table for the Company’s other NEOs for the applicable years, as described in (1) above.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Mr. Crane (PEO)
2025	7,037,919	(3,850,000)	4,279,571	1,600,272	—	11,653	—	9,079,415
2024	6,082,951	(3,575,000)	4,862,945	1,618,863	—	49,552	—	9,039,311
2023	4,893,480	(2,750,000)	2,585,759	227,640	—	23,604	—	4,980,483
Mr. Wehmer (PEO)
2023	3,600,802	—	—	1,078,267	—	143,545	—	4,822,614
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
Other NEOs(h)
2025	2,883,470	(655,953)	729,053	342,131	—	21,414	—	3,320,115
2024	2,733,850	(624,000)	848,728	1,039,504	—	108,842	—	4,106,924
2023	2,058,687	(955,663)	898,474	229,985	—	26,516	—	2,257,999
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See (1) above for the NEOs included in the average for the indicated fiscal year.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The Peer Group TSR utilizes the Nasdaq Global Select Market bank stock as the peer group index, which is the same industry index used in the Company’s Annual Report on Form 10-K.

(6)
As noted in the “Compensation Discussion & Analysis,” for 2025, the Committee views Adjusted EPS as an important metric of Company performance. Fifty percent (50%) of the performance-based restricted stock units vest based on the Company’s three-year cumulative earnings per share as adjusted to exclude income taxes, acquisition-related charges, and the provision for credit losses with such amount being further reduced by actual net charge-offs of loans.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
Mr. Wehmer served as the Company’s sole PEO in years 2021 – 2022 and the Company’s other NEOs for years 2021 – 2022 are Messrs. Dykstra, Murphy, Crane and Stoehr. Mr. Wehmer and Mr. Crane each served as the Company’s PEO in 2023 for the time periods as reported above, and the Company’s other NEOs for 2023 are Messrs. Dykstra, Murphy, Stoehr and Ms. Boege. Mr. Crane served as the Company’s sole PEO in 2024 and 2025, and the Company’s other NEOs for 2024 and 2025 are Messrs. Wehmer, Dykstra, Murphy and Stoehr.

Peer Group Issuers, Footnote	(5) The Peer Group TSR utilizes the Nasdaq Global Select Market bank stock as the peer group index, which is the same industry index used in the Company’s Annual Report on Form 10-K.
Adjustment To PEO Compensation, Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Mr. Crane (PEO)
2025	7,037,919	(3,850,000)	4,279,571	1,600,272	—	11,653	—	9,079,415
2024	6,082,951	(3,575,000)	4,862,945	1,618,863	—	49,552	—	9,039,311
2023	4,893,480	(2,750,000)	2,585,759	227,640	—	23,604	—	4,980,483
Mr. Wehmer (PEO)
2023	3,600,802	—	—	1,078,267	—	143,545	—	4,822,614
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
Other NEOs(h)
2025	2,883,470	(655,953)	729,053	342,131	—	21,414	—	3,320,115
2024	2,733,850	(624,000)	848,728	1,039,504	—	108,842	—	4,106,924
2023	2,058,687	(955,663)	898,474	229,985	—	26,516	—	2,257,999
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See (1) above for the NEOs included in the average for the indicated fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,883,470	$ 2,733,850	$ 2,058,687	$ 2,350,417	$ 2,066,281
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,320,115	4,106,924	2,257,999	2,507,670	2,621,076
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “Compensation Actually Paid” as reported in the Pay-versus-Performance Table. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “Compensation Actually Paid” is calculated as the total compensation reported in the Summary Compensation Table adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The Company does not provide a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Summary Compensation Table Total ($)(a)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	(Minus) Fair Value as of Prior Fiscal Year- End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)
Mr. Crane (PEO)
2025	7,037,919	(3,850,000)	4,279,571	1,600,272	—	11,653	—	9,079,415
2024	6,082,951	(3,575,000)	4,862,945	1,618,863	—	49,552	—	9,039,311
2023	4,893,480	(2,750,000)	2,585,759	227,640	—	23,604	—	4,980,483
Mr. Wehmer (PEO)
2023	3,600,802	—	—	1,078,267	—	143,545	—	4,822,614
2022	7,542,089	(2,878,750)	2,848,340	847,537	—	—	—	8,359,216
2021	7,140,312	(2,530,000)	4,319,490	985,783	—	—	—	9,915,585
Other NEOs(h)
2025	2,883,470	(655,953)	729,053	342,131	—	21,414	—	3,320,115
2024	2,733,850	(624,000)	848,728	1,039,504	—	108,842	—	4,106,924
2023	2,058,687	(955,663)	898,474	229,985	—	26,516	—	2,257,999
2022	2,350,417	(771,875)	763,616	165,512	—	—	—	2,507,670
2021	2,066,281	(511,438)	873,110	193,123	—	—	—	2,621,076
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
See (1) above for the NEOs included in the average for the indicated fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025:
•
Adjusted EPS

Net Income

TSR relative ranking within KRX Index

Total Shareholder Return Amount	$ 249.22	218.75	159.87	142.73	151.1
Peer Group Total Shareholder Return Amount	216.97	168.35	125.02	113.6	137.31
Net Income (Loss)	$ 824,000,000	$ 695,000,000	$ 623,000,000	$ 510,000,000	$ 466,000,000
Company Selected Measure Amount | $ / shares	16.92	14.81	14.78	12.63	9.64
PEO Name	Mr. Crane
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(6)
As noted in the “Compensation Discussion & Analysis,” for 2025, the Committee views Adjusted EPS as an important metric of Company performance. Fifty percent (50%) of the performance-based restricted stock units vest based on the Company’s three-year cumulative earnings per share as adjusted to exclude income taxes, acquisition-related charges, and the provision for credit losses with such amount being further reduced by actual net charge-offs of loans.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	TSR relative ranking within KRX Index
Mr. Crane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,037,919	$ 6,082,951	$ 4,893,480
PEO Actually Paid Compensation Amount	9,079,415	9,039,311	4,980,483
Mr. Wehmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,600,802	$ 7,542,089	$ 7,140,312
PEO Actually Paid Compensation Amount			4,822,614	8,359,216	9,915,585
PEO | Mr. Crane [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,850,000)	(3,575,000)	(2,750,000)
PEO | Mr. Crane [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,279,571	4,862,945	2,585,759
PEO | Mr. Crane [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,600,272	1,618,863	227,640
PEO | Mr. Crane [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Crane [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,653	49,552	23,604
PEO | Mr. Crane [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Wehmer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,878,750)	(2,530,000)
PEO | Mr. Wehmer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,848,340	4,319,490
PEO | Mr. Wehmer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,078,267	847,537	985,783
PEO | Mr. Wehmer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Wehmer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			143,545
PEO | Mr. Wehmer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(655,953)	(624,000)	(955,663)	(771,875)	(511,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	729,053	848,728	898,474	763,616	873,110
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,131	1,039,504	229,985	165,512	193,123
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,414	108,842	26,516
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount